Note 8 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allocated Share-based Compensation Expense	$ 2,101	$ 6,560	$ 22,683
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	630	6,821	17,753
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 1,471	$ (261)	$ 4,930